As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on December 12, 2001                      Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 29 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

      X         immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
                on _______________________ pursuant to paragraph (b) of Rule 485
   --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                                  PARTS A AND B


The Prospectus and the Statement of Additional Information each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 29 by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2001 (File No. 333-01107), by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001 and declared effective on July 20, 2001, by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001 and declared effective on October 26, 2001.

Two Supplements, each dated December 12, 2001 to the Prospectus, are included in Part A of this Post-Effective Amendment. A Supplement dated December 12, 2001 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED DECEMBER 12, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                             EACH DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the prospectus and contract prospectus summary each dated May 1, 2001. You should read this supplement along with the prospectus and contract prospectus summary and the previously issued supplement dated July 20, 2001.

1. Effective immediately the following Portfolio Partners, Inc. shares are redesignated as Initial Class:

         Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) Scudder International Growth
         Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio (Initial Class)

2. Effective January 1, 2002 the following new investment options may be available under your plan.

         Portfolio Partners, Inc. - PPI Alger Aggressive Growth Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Alger Growth Portfolio (Service Class) Portfolio Partners, Inc. - PPI Brinson Tactical Asset Allocation Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI DSI Enhanced Index Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Goldman Sachs(R) Capital Growth Portfolio(3) (Service Class)
         Portfolio Partners, Inc. - PPI OpCap Balanced Value Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Salomon Brothers Capital Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Salomon Brothers Investors Value Portfolio (Service Class)

     (3) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

     Some investment options may be unavailable through certain contracts and plans, or in some states.

3. The following adds information about the funds listed in item 1 of this supplement to pages 7 and 8 of the prospectus. In addition, the "Total Fund Annual Expenses Without Waivers or Reductions" column shown below supplements Column 2 on page 7 of the contract prospectus summary and the "Net Fund Annual Expenses After Waivers or Reductions" column shown below supplements footnote 1 on page 7 of the contract prospectus summary with respect to those funds that have waivers and reductions listed below.

----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
                                                                                 TOTAL FUND                    NET FUND
                                                                                   ANNUAL                       ANNUAL
                                                                                  EXPENSES       TOTAL         EXPENSES
                                          INVESTMENT                               WITHOUT      WAIVERS          AFTER
                                           ADVISORY      12B-1       OTHER       WAIVERS OR       AND         WAIVERS OR
FUND NAME                                    FEES         FEE       EXPENSES     REDUCTIONS    REDUCTIONS     REDUCTIONS
---------                                    ----         ---       --------     ----------    ----------     ----------
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Alger Aggressive Growth Portfolio
  - Service Class(14)                        0.85%        --         0.45%          1.30%         0.00%         1.30%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Alger Growth Portfolio - Service
  Class(14)                                  0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Brinson Tactical Asset Allocation
  Portfolio - Service Class(14)              0.90%        --         0.45%          1.35%         0.00%         1.35%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI DSI Enhanced Index Portfolio -
  Service Class(14)                          0.60%        --         0.45%          1.05%         0.00%         1.05%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Goldman Sachs(R) Capital Growth
  Portfolio - Service Class(14)              0.85%        --         0.45%          1.30%         0.00%         1.30%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI OpCap Balanced Value Portfolio -
  Service Class(14)                          0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Salomon Brothers Capital Portfolio
  - Service Class(14)                        0.90%        --         0.45%          1.35%         0.00%         1.35%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Salomon Brothers Investors Value
  Portfolio - Service Class(14)              0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------

X.01107-01B                                                        December 2001
C01-1205-004R

     FOOTNOTES TO "FUND EXPENSE TABLE"

     (14) Other Expenses shown above include an administrative expense of 0.20% and a Shareholder Services Fee of 0.25% for each Portfolio. Because the Portfolios have not yet concluded a full year of operation the administrative expense is estimated for the fiscal year ending December 31, 2002.

4. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 9 of the prospectus and to page 7 of the contract prospectus summary:

     HYPOTHETICAL EXAMPLES:

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

     ----------------------------------------
     >    These examples are purely                EXAMPLE A                               EXAMPLE B
          hypothetical.                            ---------                               ---------
     >    They should not be considered        IF YOU WITHDRAW YOUR ENTIRE ACCOUNT     IF YOU HAVE YOUR ENTIRE ACCOUNT
          a representation of past or          VALUE AT THE END OF THE PERIODS         VALUE INVESTED OR IF YOU SELECT AN
          future fees or expected returns.     SHOWN, YOU WOULD PAY THE FOLLOWING      INCOME PHASE PAYMENT OPTION AT THE
     >    Actual fees and/or returns           FEES, INCLUDING ANY APPLICABLE EARLY    END OF THE PERIOD SHOWN, YOU WOULD
          may be more or less than those       WITHDRAWAL CHARGES ASSESSED:*           PAY THE FOLLOWING FEES (NO EARLY
          shown in these examples.                                                     WITHDRAWAL CHARGE IS REFLECTED):**
     ----------------------------------------

                                               1 YEAR   3 YEARS  5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
     PPI Alger Aggressive Growth Portfolio
       - Service Class                           $82      $148     $217      $314        $31      $96      $162      $341
     PPI Alger Growth Portfolio - Service
       Class                                     $82      $147     $215      $336        $31      $94      $160      $336
     PPI Brinson Tactical Asset Allocation
       Portfolio - Service Class                 $83      $150     $219      $345        $32      $97      $165      $345
     PPI DSI Enhanced Index Portfolio -
       Service Class                             $80      $141     $206      $317        $29      $88      $150      $317
     PPI Goldman Sachs(R) Capital Growth
       Portfolio - Service Class                 $82      $148     $217      $341        $31      $96      $162      $341
     PPI OpCap Balanced Value Portfolio -
       Service Class                             $82      $147     $215      $336        $31      $94      $160      $336
     PPI Salomon Brothers Capital Portfolio
       - Service Class                           $83      $150     $219      $345        $32      $97      $165      $345
     PPI Salomon Brothers Investors Value
       Portfolio - Service Class                 $82      $147     $215      $336        $31      $94      $160      $336

     *This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.
     **Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

5. The following information is added to Appendix V, Fund Descriptions, in the prospectus:

     > PORTFOLIO PARTNERS, INC. - PPI ALGER AGGRESSIVE GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term capital appreciation. The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Fred Alger Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI ALGER GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term capital appreciation. The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of large companies having a market capitalization of $10 billion or greater.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Fred Alger Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO (SERVICE CLASS) seeks total return, consisting of long-term capital appreciation and current income. The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Brinson Advisers, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI DSI ENHANCED INDEX PORTFOLIO (SERVICE CLASS) seeks higher total return over the long term than the S&P 500 Index. The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: DSI International Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term growth of capital. The Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Goldman Sachs Asset Management

     > PORTFOLIO PARTNERS, INC. - PPI OPCAP BALANCED VALUE PORTFOLIO (SERVICE CLASS) seeks capital growth, and secondarily, investment income. Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 70% of its total assets invested in equities.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: OpCap Advisers

     > PORTFOLIO PARTNERS, INC. - PPI SALOMON BROTHERS CAPITAL PORTFOLIO (SERVICE CLASS) seeks capital appreciation. The Portfolio invests primarily in equity securities of U.S. companies ranging in size from established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Salomon Brothers Asset Management Inc.

     > PORTFOLIO PARTNERS, INC. - PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO (SERVICE CLASS) seeks long-term growth of capital, and secondarily, current income. The Portfolio invests primarily in common stocks of established U.S. companies.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Salomon Brothers Asset Management Inc.

X.01107-01B                                                        December 2001
C01-1205-004R

                           VARIABLE ANNUITY ACCOUNT C
                      MULTIPLE SPONSORED RETIREMENT OPTIONS

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED DECEMBER 12, 2001 TO PROSPECTUS DATED MAY 1, 2001
                AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus and Contract Prospectus Summary each dated May 1, 2001. This supplement replaces and supercedes the prior supplement dated November 14, 2001 which was applicable only to 457(b) plans of non-government tax-exempt employers. You should read this supplement along with the Prospectus and Contract Prospectus Summary.

o The following updates and amends information regarding the use of the contracts to fund 401(a), 401(k), 403(a) and 403(b) plans:

         EXCLUSIONS FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

         This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

         -   $12,000 in 2003;
         -   $13,000 in 2004;
         -   $14,000 in 2005;
         -   $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

         Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.




X.01107-01C                                                        December 2001
C01-1206-025R

         DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

         (a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
         (b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

         TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

         (a) You have attained age 59 1/2;
         (b) You have become disabled, as defined in the Tax Code;
         (c) You have died;
         (d) You have separated from service with the sponsor at or after age
             55;
         (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g) The distribution is made due to an IRS levy upon your account.

         RESTRICTIONS ON DISTRIBUTIONS. Effective January 1, 2002, distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code. Effective January 1, 2002, and subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship, and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

         WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full and partial withdrawal provisions unless the severance from employment would otherwise qualify as a separation from service.

o The following updates and amends information regarding the use of the contracts to fund 457(b) plans:

         GENERAL. Effective for contributions received on or after January 1, 2002, the contracts may be used as funding vehicles for Tax Code section 457(b) plans of non-governmental, tax-exempt employers, in addition to as funding vehicles for Tax Code section 457(b) plans of governmental employers. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your beneficiary. All amounts received under a 457(b) plan of a governmental employer are includible in gross income when paid to you or your beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

         CONTRIBUTIONS TO A 457(B) PLAN EXCLUDED FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

         The annual dollar amount limits are as follows:

         -    $11,000 in 2002;
         -    $12,000 in 2003;
         -    $13,000 in 2004;
         -    $14,000 in 2005;
         -    $15,000 in 2006.

         After 2006, the annual dollar limits will be subject to indexing.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

         Effective January 1, 2002, all distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

         RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan of a non-governmental, tax-exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

         Effective January 1, 2002, distributions from a 457(b) plan payable over a period of more than one year do not need to be made in substantially non-increasing amounts, and subject to the Tax Code, distribution of death benefits to a non-spouse may be made to a non-spouse over a period that may exceed fifteen years.

         TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

         (h)  You have attained age 59 1/2;
         (i)  You have become disabled, as defined in the Tax Code;
         (j)  You have died;
         (k)  You have separated from service with the sponsor at or after age
              55;
         (l)  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (m)  The distribution amount is made in substantially equal periodic payments (at least annually) over your life  or the life
              expectancy or the joint lives of joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (n)  The distribution is made due to an IRS levy upon your account.

         WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise qualify as a separation from service.




         X.01107-01C                                               December 2001
         C01-1206-025R

                           Variable Annuity Account C
                                       of
                    Aetna Life Insurance and Annuity Company

                    Supplement dated December 12, 2001 to the
              Statement of Additional Information dated May 1, 2001

The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information and the previously issued supplement dated July 20, 2001.

1. Effective immediately the following Portfolio Partners, Inc. funds previously referenced in your SAI are redesignated as Initial Class:

     o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio (Initial Class)

2. The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to include the following funds on the list of funds that may be available under the contract as of January 1, 2002.

     o Portfolio Partners, Inc. - PPI Alger Aggressive Growth Portfolio (Service Class)
     o  Portfolio Partners, Inc. - PPI Alger Growth Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Brinson Tactical Asset Allocation Portfolio (Service Class)
     o  Portfolio Partners, Inc. - PPI DSI Enhanced Index Portfolio (Service
        Class)
     o Portfolio Partners, Inc. - PPI Goldman Sachs(R) Capital Growth Portfolio (Service Class)(3)
     o Portfolio Partners, Inc. - PPI OpCap Balanced Value Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Salomon Brothers Capital Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Salomon Brothers Investors Value Portfolio (Service Class)

     (3) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.




X.SAI01107-01A                                                     December 2001

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
         (a) Financial Statements:
             (1)  Incorporated by reference in Part A:
                  Condensed Financial Information
             (2)  Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 2000
                  - Statement of Operations for the year ended December 31, 2000
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended
                    December 31, 2000
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended
                    December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Balance Sheets as of December 31, 2000 and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended
                    December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month
                    Ended December 31, 2000, the Eleven Months Ended
                    November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC (4)
         (4.1)    Variable Annuity Contract (G-CDA(12/99))(5)
         (4.2)    Variable Annuity Contract Certificate (C-CDA(12/99))(5)

         (4.3)    Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.4)    Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.5)    Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.6)    Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.7)    Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.8)    Variable Annuity Contract (G-CDA-99(NY))(5)
         (4.9)    Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
         (4.10)   Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.11)   Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.12)   Variable Annuity Contract (G-CDA(99))(5)
         (4.13)   Variable Annuity Contract Certificate (C-CDA(99))(5)
         (4.14)   Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(6)
         (4.15)   Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(6)
         (4.16)   Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(6)
         (4.17)   Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(6)
         (4.18)   Variable Annuity Contract (G-CDA-IA(RP))(3)
         (4.19)   Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
         (4.20)   Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
         (4.21)   Variable Annuity Contract (G-CDA-HF)(8)
         (4.22)   Variable Annuity Contract Certificate (GTCC-HF)(9)
         (4.23)   Variable Annuity Contract Certificate (GDCC-HF)(5)
         (4.24)   Variable Annuity Contract (G-CDA-HD)(10)
         (4.25)   Variable Annuity Contract Certificate (GTCC-HD)(7)
         (4.26)   Variable Annuity Contract Certificate (GDCC-HD)(5)
         (4.27)   Variable Annuity Contract (GID-CDA-HO)(11)
         (4.28)   Variable Annuity Contract (GLID-CDA-HO)(11)
         (4.29)   Variable Annuity Contract (GSD-CDA-HO)(11)
         (4.30)   Variable Annuity Contract (G-CDA-HD(XC))(5)
         (4.31)   Variable Annuity Contract Certificate (GDCC-HO)(5)
         (4.32)   Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
         (4.33)   Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
         (4.34)   Variable Annuity Contract Certificate (GTCC-HO)(5)
         (4.35)   Variable Annuity Contract Certificate (GTCC-96(ORP))(5)

         (4.36)   Variable Annuity Contract (G-CDA-96(ORP))(5)
         (4.37)   Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
         (4.38)   Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5)
         (4.39)   Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
         (4.40)   Variable Annuity Contract (GST-CDA-HO)(12)
         (4.41)   Variable Annuity Contract (I-CDA-HD)(12)
         (4.42)   Variable Annuity Contract (G-CDA-IB(ATORP))(13)
         (4.43)   Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                  Certificate (GTCC-95(TORP))(13)
         (4.44)   Variable Annuity Contract (G-CDA-IB(AORP))(13)
         (4.45)   Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                  Certificate (GTCC-95(ORP))(13)
         (4.46)   Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))
                  (13)
         (4.47)   Variable Annuity Contract (G-CDA-96(TORP))(14)
         (4.48)   Variable Annuity Contract (IA-CDA-IA)(8)
         (4.49)   Variable Annuity Contract (GIT-CDA-HO)(12)
         (4.50)   Variable Annuity Contract (GLIT-CDA-HO)(12)
         (4.51)   Variable Annuity Contract (I-CDA-98(ORP))(8)
         (4.52)   Endorsement for Exchanged Contract (EINRP95) to Contract
                  A001RP95(6)
         (4.53)   Endorsement for Exchanged Contract (EINRV95) to Contract
                  A020RV95(6)
         (4.54)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14)
         (4.55)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(15)
         (4.56)   Endorsement (E1OMNI97) to Contract A001RP95(16)
         (4.57)   Endorsement (E2OMNI97) to Contract A001RP95(16)
         (4.58)   Endorsement (E1FXPL97) to Contract A001RP95(16)
         (4.59)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8)
         (4.60)   Endorsement (EINRP97) to Contract A001RP95(8)
         (4.61)   Endorsement (EINRV97) to Contract A020RV95(8)
         (4.62)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8)
         (4.63)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17)
         (4.64)   Endorsement (EINRV98) to Contract A020RV95(8)
         (4.65)   Endorsement (EINRP98) to Contract A001RP95(8)
         (4.66)   Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
                  G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
         (4.67)   Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
                  GLID-CDA-HO(18)
         (4.68)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD
                  and G-CDA-IA(RP)(19)

         (4.69)   Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
                  G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
                  GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)
         (4.70)   Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                  A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP),
                  A007RC95 and A027RV95(20)
         (4.71)   Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
                  Certificate GTCC-HF(21)
         (4.72)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO, and GST-CDA-HO(8)
         (4.73)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22)
         (4.74)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(22)
         (4.75)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(23)
         (4.76)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(24)
         (4.77)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(24)
         (4.78)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(25)
         (4.79)   Endorsement (GET 9/96) to Variable Annuity Contracts
                  G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates
                  GTCC-95(TORP) and GTCC-95(ORP)(14)
         (4.80)   Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
                  Contract IA-CDA-IA(26)
         (4.81)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                  IA-CDA-IA(27)
         (4.82)   Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                  GST-CDA-HO(27)
         (4.83)   Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
                  and GST-CDA-HO(27)
         (4.84)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
         (4.85)   Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA (99)(28)
         (4.86)   Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.87)   Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(5)
         (4.88)   Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.89)   Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.90)   Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
                  G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                  G-CDA-HD(X), GID-CDA-HO,

                  GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO,
                  I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
                  G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP)
                  and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
                  GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
                  GDCC-HD(XC)(28)
         (4.91)   Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract
                  Certificate C-CDA(12/99)(29)
         (4.92)   Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract
                  Certificate C-CDA(12/99)(29)
         (4.93)   Form of Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
                  GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO,
                  G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP),
                  G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP),
                  G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
                  A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract
                  Certificates GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF,
                  GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP),
                  GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99),
                  A007RC95 and A027RV95
         (4.94)   Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
         (4.95)   Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
         (5.1)    Variable Annuity Contract Application (300-MOP-96)(30)
         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(31)
         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(32)
         (5.4)    Variable Annuity Contract Application (710.00.16H(NY)(11/97))
                  (32)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(32)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(12)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(33)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement dated June 30, 1998 by and among
                  AIM Variable Insurance Funds, Inc., A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company(34)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement dated June 30, 1998 by and among AIM Variable
                  Insurance Funds (formerly AIM Variable Insurance Funds, Inc.),
                  A I M Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(35)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement dated June 30, 1998 by and among AIM Variable
                  Insurance Funds (formerly AIM Variable Insurance Funds, Inc.),
                  A I M Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(35)
         (8.4)    Service Agreement effective June 30, 1998 between Aetna Life
                  Insurance and Annuity Company and AIM Advisors, Inc.(34)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and
                  Annuity Company and AIM Advisors, Inc.(4)

         (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
         (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(36)
         (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(5)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(37)
         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(37)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                  and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(35)

         (8.12) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(36)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(37)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(37)
         (8.16) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc.(38)
         (8.17) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(39)
         (8.18) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(40)
         (8.19) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(38)
         (8.20) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(40)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(41)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)
         (8.25) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(40)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(42)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1,

                  1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)
         (8.30) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
         (8.31) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(40)
         (8.32) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(36)
         (8.33) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(43)
         (8.34) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(44)
         (8.35) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(36)
         (8.36) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(5)
         (8.37) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(45)
         (8.38) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(44)
         (8.39) First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company with respect to the Janus Aspen Series(45)
         (8.40) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(45)
         (8.41) Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.42) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.43) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)

         (8.44) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.45) Letter Agreement dated January 1, 1996 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.46) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.47) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999
                  between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(37)
         (8.48) Fund Participation Agreement dated December 1, 1988, as amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
         (8.49) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(42)
         (8.50) Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company(43)
         (8.51) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(46)
         (8.52) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(5)
         (8.53) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(46)
         (8.54) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company(38)
         (8.55) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(38)
         (8.56) Fund Participation Agreement among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(47)
         (8.57) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(43)
         (8.58) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(38)

         (8.59)   Shareholder Services Agreement dated October 4, 1999 between
                  Federated Administrative Services for the Wachovia Funds and
                  the Wachovia Municipal Funds and Aetna Investment Services,
                  Inc.(38)
         (8.60)   First Amendment dated August 15, 2000 to the Shareholder
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services(38)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(17)
         (14.1)   Powers of Attorney(48)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
     April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
30. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
31. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     August 19, 1997.
32. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
33. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
34. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
35. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 13, 2001.

36. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
37. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
39. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
40. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
41. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
42. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
43. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
44. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
45. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
46. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.
47. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 13, 2001.
48. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
     April 9, 2001.

Item 25. Directors and Officers of the Depositor*
------------------------------------------------

Name and Principal
Business Address                                    Positions and Offices with Depositor
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27. Number of Contract Owners
----------------------------------

     As of October 31, 2001, there were 623,264 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

Jeffrey R. Berry*                                   Corporate Secretary and Counsel (Chief Legal Officer)

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

      (1)                   (2)                          (3)                  (4)                    (5)

Name of               Net Underwriting           Compensation on
Principal             Discounts and              Redemption               Brokerage
Underwriter           Commissions                or Annuitization         Commissions           Compensation*
-----------           -----------                ----------------         -----------           -------------
Aetna Life
Insurance and                                      $4,282,754                                    $178,558,430
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

   Compensation from January 1, 2000 to December 31, 2000:

      (1)                   (2)                          (3)                  (4)                    (5)

Name of               Net Underwriting           Compensation on
Principal             Discounts and              Redemption               Brokerage
Underwriter           Commissions                or Annuitization         Commissions           Compensation**
-----------           -----------                ----------------         -----------           --------------
Aetna                                                                                              $1,126,164
Investment
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of December, 2001.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                                 By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                                 By:  Thomas J. McInerney*
                                     -------------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

 Signature                            Title                                                          Date
 ---------                            -----                                                          ----
 Thomas J. McInerney*                 Director and President                     )
-----------------------------------                                              )
 Thomas J. McInerney                  (principal executive officer)              )
                                                                                 )
                                                                                 )
 Wayne R. Huneke*                     Director and Chief Financial Officer       )                   December
-----------------------------------                                              )                   12, 2001
 Wayne R. Huneke                                                                 )
                                                                                 )
 Randy Lowery*                        Director                                   )
-----------------------------------                                              )
 Randy Lowery                                                                    )
                                                                                 )
 Robert C. Salipante*                 Director                                   )
-----------------------------------                                              )
 Robert C. Salipante                                                             )
                                                                                 )
 Mark A. Tullis*                      Director                                   )
-----------------------------------                                              )
 Mark A. Tullis                                                                  )

                                                                                 )
 Deborah Koltenuk*                    Corporate Controller                       )
-----------------------------------                                              )
 Deborah Koltenuk


By:    /s/ Julie E. Rockmore
       -------------------------------------------------------
       Julie E. Rockmore
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.              Exhibit
-----------              -------

99-B.4.93               Form of Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
                        GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO,
                        G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP),
                        G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP),
                        G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
                        A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract
                        Certificates GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF,
                        GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP),
                        GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99),
                        A007RC95 and A027RV95
                                                                                                             ------------

99-B.9                  Opinion and Consent of Counsel
                                                                                                             ------------

99-B.10                 Consent of Independent Auditors
                                                                                                             ------------